29. EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2017
Employee Benefit Plans
EMPLOYEE BENEFIT PLANS

29. EMPLOYEE BENEFIT PLANS

The expenses included on the consolidated statements of income (loss) and the consolidated statements of comprehensive income (loss) were as follows:

	Pension plans			Other post-employment benefit plans
Years ended December 31,	2017	2016	2015	2017	2016	2015
Consolidated statements of income (loss)
Operating expenses	$6,239	$6,235	$7,659	$243	$221	$494
Interest expense	$650	$875	$933	$861	$858	$1,043
Consolidated statements of comprehensive income (loss)
Actuarial losses (gains) on employee benefit plans	$3,761	$(4,376)	$(1,140)	$1,410	$(724)	$(4,085)

In October 2013, the Company ceased allowing new employees to join certain of the defined benefit plans, except under certain circumstances, and commenced a defined contribution pension plan for new employees.

The Company made contributions of $0.8 million for various defined contribution arrangements during 2017 (December 31, 2016 — $0.8 million).

The Company’s funding policy is to make contributions to its defined benefit pension funds based on actuarial cost methods as permitted by pension regulatory bodies. Contributions reflect actuarial assumptions concerning future investment returns, salary projections and future service benefits. Plan assets are represented primarily by Canadian and foreign equity securities, fixed income instruments and short-term investments.

The Company provides certain health care and life insurance benefits for some of its retired employees and their dependents. Participants are eligible for these benefits generally when they retire from active service and meet the eligibility requirements for the pension plan. These benefits are funded primarily on a pay-as-you-go basis, with the retiree generally paying a portion of the cost through contributions, deductibles and coinsurance provisions.

The balance sheet obligations, distributed between pension and other post-employment benefits, included in other long-term liabilities (Note 23) were as follows:

As at December 31,	2017	2016
Pension benefits	$16,169	$14,330
Other post-employment benefits	23,896	22,388
Accrued benefit liabilities	$40,065	$36,718

The amounts recognized in the balance sheets and the funded statuses of the benefit plans were as follows:

	2017		2016
As at December 31,	Pension	Other	Pension	Other
Present value of funded obligations	$306,660	$—	$279,428	$—
Fair value of plan assets	(291,612)	—	(266,255)	—
	15,048	—	13,173	—
Present value of unfunded obligations	1,121	23,896	1,157	22,388
Accrued benefit liabilities	$16,169	$23,896	$14,330	$22,388

The changes in the benefit obligations and in the fair value of plan assets were as follows:

	Pension	Other	Total
Change in benefit obligations
Benefit obligation, January 1, 2017	$280,585	$22,388	$302,973
Current service cost	5,741	243	5,984
Interest expense	10,992	861	11,853
Remeasurements
Actuarial losses arising from plan experience	2,748	138	2,886
Actuarial losses from change in demographic assumptions	—	13	13
Actuarial losses from changes in financial assumptions	16,244	1,259	17,503
Benefits paid	(9,769)	(750)	(10,519)
Contributions by plan participants	1,168	—	1,168
Foreign exchange	—	(246)	(246)
Other	72	(10)	62
Benefit obligation, December 31, 2017	307,781	23,896	331,677
Change in fair value of plan assets
Fair value of plan assets, January 1, 2017	(266,255)	—	(266,255)
Contributions by plan participants	(1,168)	—	(1,168)
Contributions by employer	(8,883)	(750)	(9,633)
Interest income	(10,342)	—	(10,342)
Benefits paid	9,769	750	10,519
Remeasurements
Return on plan assets, excluding interest income	(15,231)	—	(15,231)
Administrative costs	498	—	498
Fair value of plan assets, December 31, 2017	(291,612)	—	(291,612)
Accrued benefit liabilities, December 31, 2017	$16,169	$23,896	$40,065

	Pension	Other	Total
Change in benefit obligations
Benefit obligation, January 1, 2016	$269,236	$22,861	$292,097
Current service cost	5,776	221	5,997
Interest expense	10,834	858	11,692
Remeasurements
Actuarial gains arising from plan experience	(1,415)	(981)	(2,396)
Actuarial losses from change in demographic assumptions	—	28	28
Actuarial losses from changes in financial assumptions	3,823	229	4,052
Benefits paid	(8,837)	(640)	(9,477)
Contributions by plan participants	1,242	—	1,242
Foreign exchange	—	(149)	(149)
Other	(74)	(39)	(113)
Benefit obligation, December 31, 2016	280,585	22,388	302,973
Change in fair value of plan assets
Fair value of plan assets, January 1, 2016	(249,335)	—	(249,335)
Contributions by plan participants	(1,242)	—	(1,242)
Contributions by employer	(8,231)	(640)	(8,871)
Interest income	(9,959)	—	(9,959)
Benefits paid	8,837	640	9,477
Remeasurements
Return on plan assets, excluding interest income	(6,784)	—	(6,784)
Administrative costs	459	—	459
Fair value of plan assets, December 31, 2016	(266,255)	—	(266,255)
Accrued benefit liabilities, December 31, 2016	$14,330	$22,388	$36,718

The weighted average duration of the defined benefit obligation as at December 31, 2017 is 16 years for the defined benefit pension plans and 14 years for the other post-employment benefit plans. The weighted average duration of the current service cost as at December 31, 2017 is 23 years for the defined benefit pension plans and 25 years for the other post-employment benefit plans.

The estimated future benefit payments for the defined benefit pension plans and other post-employment benefit plans until 2027 are as follows:

	Pension	Other
2018	$10,552	$882
2019	$11,194	$919
2020	$11,662	$960
2021	$12,173	$1,001
2022	$12,644	$1,044
2023 to 2027	$73,263	$6,862

Benefit payments include obligations to 2027 only as obligations beyond this date are not quantifiable.

The fair value of the plan assets were allocated as follows between the various types of investments:

As at December 31,	2017	2016
Equity securities
Canada	22.3%	23.3%
United States	14.1%	14.6%
International (other than United States)	18.9%	18.9%
Fixed income instruments
Canada	42.6%	40.7%
Cash and cash equivalents
Canada	2.1%	2.6%

Plan assets are valued at the measurement date of December 31 each year.

The investments are made in accordance with the Statement of Investment Policies and Procedures. The Statement of Investment Policies and Procedures is reviewed on an annual basis by the Management Level Pension Fund Investment Committee with approval of the policy being provided by the Audit Committee.

The following are the significant assumptions adopted in measuring the Company’s pension and other benefit obligations:

	Pension	Other	Pension	Other
As at December 31,	2017	2017	2016	2016
Actuarial benefit obligation
Discount rate	3.50%	3.25% to 3.50%	3.90%	3.75% to 3.80%
Benefit costs for the year ended
Discount rate	4.00%	3.75% to 4.00%	4.20%	4.00% to 4.10%
Future salary growth	2.50%	N/A	2.50%	N/A
Health care cost trend rate	N/A	4.50%	N/A	4.50%
Other medical trend rates	N/A	4.50%	N/A	4.50%

For certain Canadian post-retirement benefits, the medical trend rate for drugs was assumed to be 6.50% in 2018, decreasing by 0.25% per annum, to a rate of 4.50% in 2026 and thereafter.

Sensitivity of assumptions

The calculation of the defined benefit obligation is sensitive to the assumptions set out above. The following table summarizes how the impact on the defined benefit obligation as at December 31, 2017 and 2016 would have increased or decreased as a result of the change in the respective assumptions by one percent.

	Pension		Other
As at December 31, 2017	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(42,092)	$53,148	$(2,786)	$3,588
Future salary growth	$7,988	$(7,457)	N/A	N/A
Medical and dental trend rates	N/A	N/A	$2,165	$(1,663)

	Pension		Other
As at December 31, 2016	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(37,649)	$47,853	$(2,618)	$3,345
Future salary growth	$8,028	$(7,076)	N/A	N/A
Medical and dental trend rates	N/A	N/A	$1,856	$(1,444)

The above sensitivities are hypothetical and should be used with caution. Changes in amounts based on a one percent variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in amounts may not be linear. The sensitivities have been calculated independently of changes in other key variables. Changes in one factor may result in changes in another, which could amplify or reduce certain sensitivities.

The Company expects to make contributions of $8.0 million to the defined benefit plans and $0.2 million to the defined contribution plan of Telesat Canada during the next fiscal year.